BALANCE SHEET COMPONENTS (Tables)	12 Months Ended
Jan. 30, 2016
Balance Sheet Related Disclosures [Abstract]
Schedule of Other Current Assets [Table Text Block]
Other current assets as of January 30, 2016 and January 31, 2015 consist of the following:

	January 30,	January 31,
(in millions)	2016	2015
Accounts receivable - divestiture-related	$76.9	$—
Other accounts receivable	77.8	11.0
Prepaid store supplies	42.1	18.0
Prepaid rent	79.0	25.8
Other prepaid assets	34.5	11.7
Total other current assets	$310.3	$66.5

Property, Plant and Equipment, Net
Property, Plant and Equipment
Property, plant and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets as follows:

Buildings	39 to 40 years
Furniture, fixtures and equipment	3 to 15 years

Leasehold improvements and assets held under capital leases are amortized over the estimated useful lives of the respective assets or the committed terms of the related leases, whichever is shorter.  Amortization is included in "Selling, general and administrative expenses" in the accompanying consolidated income statements.
Costs incurred related to software developed for internal use are capitalized and amortized, generally over three years.
Property, plant and equipment, net, as of January 30, 2016 and January 31, 2015 consists of the following:

	January 30,	January 31,
(in millions)	2016	2015
Land	$180.8	$79.0
Buildings	906.0	336.9
Leasehold improvements	1,556.7	1,068.2
Furniture, fixtures and equipment	2,457.8	1,385.2
Construction in progress	196.2	100.9
Total property, plant and equipment	5,297.5	2,970.2
Less: accumulated depreciation	2,172.0	1,759.7
Total property, plant and equipment, net	$3,125.5	$1,210.5

Other Assets
Other assets as of January 30, 2016 and January 31, 2015 consist of the following:

	January 30,	January 31,
(in millions)	2016	2015
Long-term federal income tax benefit	$10.3	$2.2
Restricted investments	82.0	78.9
Other long-term assets	38.5	9.8
Total other assets	$130.8	$90.9

Other Current Liabilities Table
Other current liabilities as of January 30, 2016 and January 31, 2015 consist of accrued expenses for the following:

	January 30,	January 31,
(in millions)	2016	2015
Compensation and benefits	$195.8	$108.6
Insurance	111.1	42.7
Accrued interest	92.8	48.3
Taxes (other than income taxes)	73.6	30.6
Accrued property taxes	69.8	9.3
Accrued debt-issuance costs	—	58.4
Accrued construction costs	39.5	19.7
Rent liabilities	24.0	22.7
Accrued utility expenses	20.8	8.7
Other	95.2	36.3
Total other current liabilities	$722.6	$385.3

Other Long-Term Liabilities Table
Other long-term liabilities as of January 30, 2016 and January 31, 2015 consist of the following:

	January 30,	January 31,
(in millions)	2016	2015
Deferred rent	$102.2	$91.9
Insurance	205.1	51.8
Other	45.9	13.2
Total other long-term liabilities	$353.2	$156.9